Redeemable Noncontrolling Interest (Notes)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
16. REDEEMABLE NONCONTROLLING INTEREST

In connection with the acquisition of a controlling interest in ARX, The Progressive Corporation entered into a stockholders’ agreement with the other ARX stockholders. The stockholders’ agreement provides the non-Progressive shareholders with rights to put all of their shares to us in two installments, one in early 2018 and one in early 2021. The Progressive Corporation likewise will have the right to call shares from the other ARX shareholders in each of 2018 and 2021. If these rights are exercised in full when available, our ownership stake in ARX capital stock will exceed 80% in 2018 and will reach 100% in 2021. The purchase prices for shares to be purchased by Progressive pursuant to these put or call rights will be determined by adding (A) the price per share paid at the closing on April 1, 2015, to (B) the product of the change in the fully diluted net tangible book value per share of ARX between December 31, 2014 and December 31, 2017 (for the 2018 put or call purchases) or December 31, 2020 (for the 2021 put or call purchases) times a multiple of between 1.0 and 2.0. The multiple will be determined based on the growth and profitability of ARX’s business over the applicable time period, pursuant to criteria included in the stockholders’ agreement. Among other provisions, the stockholders’ agreement also prohibits ARX from taking a number of actions, including the payment of dividends, without the consent of The Progressive Corporation and two other stockholders.

Since the ARX shares are redeemable upon the occurrence of an event that is not solely within the control of Progressive, we have recorded the redeemable noncontrolling interest as mezzanine equity on our consolidated balance sheets. The redeemable noncontrolling interest was initially recorded at a fair value of $411.5 million, representing the minority shares at the net acquisition price adjusted for the fair value of the put and call rights. The value of the put and call rights on the acquisition date was based on an internally developed modified binomial model. Subsequent changes to the redeemable noncontrolling interest are based on the maximum redemption value at the end of the reporting period, as determined in accordance with the stockholders' agreement.
The components of redeemable noncontrolling interest (NCI) at December 31, 2015, were:

(millions)
Balance at March 31, 2015	$0
Fair value at date of acquisition	411.5
Net income attributable to NCI	32.9
Other comprehensive loss attributable to NCI	(1.1)
Purchase of shares from NCI	(12.6)
Change in redemption value of NCI	34.2
Balance at December 31, 2015	$464.9